UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
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Address:   20 Dayton Avenue
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           Greenwich, Connecticut 06830
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           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
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Title:     Managing Member
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Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Douglas C. Floren       Greenwich, Connecticut    August 16, 2004
       ------------------------   --------------------------  ---------------
             [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             39
                                               -------------

Form 13F Information Table Value Total:           84,067
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                           FORM 13F INFORMATION TABLE

                                                          VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL  DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------------- --------- -------- -------- --- ----  ---------- -------- -------- -------- ------
Abgenix Inc                       Common Stock   00339B107     129    11,000 SH        sole                 11,000
Aclara Biosciences Inc            Common Stock   00461P106   1,217   271,600 SH        sole                271,600
Agilent Technologies Inc          Common Stock   00846U101     703    24,000 SH        sole                 24,000
Amgen Inc                         Common Stock   031162100   1,473    27,000 SH        sole                 27,000
Ariad Pharmaceuticals Inc         Common Stock   04033A100     449    60,000 SH        sole                 60,000
Array Biopharma Inc               Common Stock   04269X105   1,153   145,000 SH        sole                145,000
Barrier Therapuetics Inc          Common Stock   06850R108   1,100    78,500 SH        sole                 78,500
Beckman Coulter Inc               Common Stock   075811109   2,135    35,000 SH        sole                 35,000
Biogen Idec Inc                   Common Stock   09062X103   7,811   123,500 SH        sole                123,500
Boston Scientific Inc             Common Stock   101137107   2,036    47,592 SH        sole                 47,592
Cephalon Inc                      Common Stock   156708109     972    18,000 SH        sole                 18,000
Curis Inc                         Common Stock   231269101      62    14,000 SH        sole                 14,000
Elan PLC                          ADR            284131208   7,113   287,500 SH        sole                287,500
Elan PLC                          ADR            284131908     700       500 SH CALLS  sole                    500
Fisher Scientific Int'l Inc       Common Stock   338032204   1,444    25,000 SH        sole                 25,000
Genentech Inc                     Common Stock   368710406  15,905   283,000 SH        sole                283,000
Genentech Inc                     Common Stock   368710906   2,237     1,400 SH CALLS  sole                  1,400
Human Genome Science Inc          Common Stock   444903108     558        48           sole                     48
Ilumina Inc                       Common Stock   452327109     633    10,000 SH        sole                 10,000
Ivax Corp                         Common Stock   465823102     720    30,000 SH        sole                 30,000
Johnson & Johnson                 Common Stock   478160104     551     9,900 SH        sole                  9,900
Kinetic Concepts Inc              Common Stock   49460W208   2,420    48,500 SH        sole                 48,500
Lilly Eli & Co                    Common Stock   532457108   1,010    14,444 SH        sole                 14,444
Medtronic Inc                     Common Stock   585055106     457     9,751 SH        sole                  9,751
Merck & Co Inc                    Common Stock   589331107   5,719       120 SH        sole                    120
Myriad Genetics Inc               Common Stock   62855J104   4,617   309,500 SH        sole                309,500
Nabi Biopharmaceuticals           Common Stock   629519109   1,173    82,500 SH        sole                 82,500
Nektar Therapeutics               Common Stock   640268108   2,206   110,500 SH        sole                110,500
Onyx Pharmaceuticals Inc          Common Stock   683399109     233     5,500 SH        sole                  5,500
OSI Pharmaceuticals Inc           Common Stock   671040103   3,099    44,000 SH        sole                 44,000
PerkinElmer Inc                   Common Stock   714046109     802    40,000 SH        sole                 40,000
Pfizer Inc                        Common Stock   717081103     507    14,796 SH        sole                 14,796
Protein Design Labs Inc           Common Stock   74369L103   2,487   130,000 SH        sole                130,000
Schering AG                       Sponsored ADR  806585204   1,386    75,000 SH        sole                 75,000
Sepracor Inc                      Common Stock   817315104   6,665   126,000 SH        sole                126,000
Sepracor Inc                      Common Stock   817315904   1,090       500 SH CALLS  sole                    500
Sirna Therapeutics Inc            Common Stock   829669100     205    69,600 SH        sole                 69,600
Thermo Electron Corp              Common Stock   883556102     769    25,000 SH        sole                 25,000
Vitalworks Inc                    Common Stock   928483106     121    35,000 SH        sole                 35,000

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